Condensed Consolidating Financial Statements (Condensed Consolidating Statement Of Income) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 28, 2013	Sep. 29, 2012	Oct. 01, 2011
Condensed Financial Statements, Captions [Line Items]
Sales	$ 8,894	$ 8,731	$ 8,383	$ 8,366	$ 8,315	$ 8,261	$ 8,221	$ 8,258	$ 34,374	$ 33,055	$ 32,032
Cost of Sales									32,016	30,865	29,837
Gross Profit	669	682	468	539	590	566	537	497	2,358	2,190	2,195
Selling, general and administrative									983	904	906
Operating Income	416	419	236	304	354	342	306	284	1,375	1,286	1,289
Other (Income) Expense:
Interest expense, net									138	344	231
Other, net									(20)	(23)	(20)
Equity in net earnings of subsidiaries									0	0	0
Total Other (Income) Expense									118	321	211
Income from Continuing Operations before Income Taxes									1,257	965	1,078
Income Tax Expense (Benefit)									409	351	340
Income from Continuing Operations									848	614	738
Loss from Discontinued Operation, Net of Tax									(70)	(38)	(5)
Net Income	259	245	106	168	181	73	166	156	778	576	733
Less: Net Loss Attributable to Noncontrolling Interest									0	(7)	(17)
Net Income Attributable to Tyson	261	249	95	173	185	76	166	156	778	583	750
Comprehensive Income (Loss)									733	592	654
Less: Comprehensive Income (Loss) Attributable to Noncontrolling Interests									0	(7)	(17)
Comprehensive Income Attributable to Tyson									733	599	671
TFI Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Sales									431	352	157
Cost of Sales									40	(4)	29
Gross Profit									391	356	128
Selling, general and administrative									68	59	52
Operating Income									323	297	76
Other (Income) Expense:
Interest expense, net									36	49	(26)
Other, net									4	1	(9)
Equity in net earnings of subsidiaries									(582)	(427)	(673)
Total Other (Income) Expense									(542)	(377)	(708)
Income from Continuing Operations before Income Taxes									865	674	784
Income Tax Expense (Benefit)									87	91	34
Income from Continuing Operations									778	583	750
Loss from Discontinued Operation, Net of Tax									0	0	0
Net Income									778	583	750
Less: Net Loss Attributable to Noncontrolling Interest									0	0	0
Net Income Attributable to Tyson									778	583	750
Comprehensive Income (Loss)									733	599	671
Less: Comprehensive Income (Loss) Attributable to Noncontrolling Interests									0	0	0
Comprehensive Income Attributable to Tyson									733	599	671
TFM Parent, Guarantors [Member]
Condensed Financial Statements, Captions [Line Items]
Sales									19,243	18,832	18,636
Cost of Sales									18,464	18,088	17,461
Gross Profit									779	744	1,175
Selling, general and administrative									201	205	215
Operating Income									578	539	960
Other (Income) Expense:
Interest expense, net									62	143	148
Other, net									(1)	0	0
Equity in net earnings of subsidiaries									(40)	(43)	(115)
Total Other (Income) Expense									21	100	33
Income from Continuing Operations before Income Taxes									557	439	927
Income Tax Expense (Benefit)									172	130	272
Income from Continuing Operations									385	309	655
Loss from Discontinued Operation, Net of Tax									0	0	0
Net Income									385	309	655
Less: Net Loss Attributable to Noncontrolling Interest									0	0	0
Net Income Attributable to Tyson									385	309	655
Comprehensive Income (Loss)									380	324	606
Less: Comprehensive Income (Loss) Attributable to Noncontrolling Interests									0	0	0
Comprehensive Income Attributable to Tyson									380	324	606
Non-Guarantors [Member]
Condensed Financial Statements, Captions [Line Items]
Sales									16,120	15,152	14,466
Cost of Sales									14,932	14,061	13,574
Gross Profit									1,188	1,091	892
Selling, general and administrative									714	641	639
Operating Income									474	450	253
Other (Income) Expense:
Interest expense, net									40	152	109
Other, net									(23)	(24)	(11)
Equity in net earnings of subsidiaries									0	0	0
Total Other (Income) Expense									17	128	98
Income from Continuing Operations before Income Taxes									457	322	155
Income Tax Expense (Benefit)									150	130	34
Income from Continuing Operations									307	192	121
Loss from Discontinued Operation, Net of Tax									(70)	(38)	(5)
Net Income									237	154	116
Less: Net Loss Attributable to Noncontrolling Interest									0	(7)	(17)
Net Income Attributable to Tyson									237	161	133
Comprehensive Income (Loss)									212	166	77
Less: Comprehensive Income (Loss) Attributable to Noncontrolling Interests									0	(7)	(17)
Comprehensive Income Attributable to Tyson									212	173	94
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Sales									(1,420)	(1,281)	(1,227)
Cost of Sales									(1,420)	(1,280)	(1,227)
Gross Profit									0	(1)	0
Selling, general and administrative									0	(1)	0
Operating Income									0	0	0
Other (Income) Expense:
Interest expense, net									0	0	0
Other, net									0	0	0
Equity in net earnings of subsidiaries									622	470	788
Total Other (Income) Expense									622	470	788
Income from Continuing Operations before Income Taxes									(622)	(470)	(788)
Income Tax Expense (Benefit)									0	0	0
Income from Continuing Operations									(622)	(470)	(788)
Loss from Discontinued Operation, Net of Tax									0	0	0
Net Income									(622)	(470)	(788)
Less: Net Loss Attributable to Noncontrolling Interest									0	0	0
Net Income Attributable to Tyson									(622)	(470)	(788)
Comprehensive Income (Loss)									(592)	(497)	(700)
Less: Comprehensive Income (Loss) Attributable to Noncontrolling Interests									0	0	0
Comprehensive Income Attributable to Tyson									$ (592)	$ (497)	$ (700)